Subsequent Events	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Note 11 - Subsequent Events

On January 17, 2017, we issued 800,000 shares of common stock to Sprit Bear upon the conversion of 16 shares of our Series A Stock.

February 2017 Convertible Note – On February 7, 2017, the Company entered into a convertible note agreement. We issued 200,000 inducement shares of restricted common stock and received $100,000, with an original issue discount of $10,000 in lieu of interest, for a total amount of $110,000 due on September 9, 2017. At the holder’s option, a portion or all of the unpaid principal and interest may be converted into shares of our common stock at $0.08 per share. In the event of default, the outstanding balance will increase by 25% and a daily penalty of $100 will accrue until the default is remedied.

On February 8, 2017, we issued 34,076 shares of our common stock upon conversion of interest on convertible debt of $54,650 by Tangiers Global, LLC.

February 2017 Convertible Note – On February 13, 2017, the Company entered into a convertible note agreement. We issued 150,000 inducement shares of restricted common stock and received $100,000, with an original issue discount of $10,000 in lieu of interest, for a total amount of $110,000 due on September 13, 2017. At the holder’s option, a portion or all of the unpaid principal and interest may be converted into shares of our common stock at $0.08 per share. In the event of default, the outstanding balance will increase by 25% and a daily penalty will accrue until the default is remedied.

On February 10, 2017, the board of directors and the holders of Series B Preferred shares voted to amend the Articles of Incorporation and increase the number of authorized shares to 350,000,000. Amending the Articles of Incorporation requires an affirmative vote from the holders holding at least a majority of the voting rights of the outstanding common stock. As per an amended and restated Certificate of Designation filed with the state of Nevada on October 31, 2016, the holders of Series B Preferred shares are entitled to sixty-six and two-thirds percent (66 2/3%) of the total votes on all such matters that shareholders are allowed to vote on.

On March 20, 2017, the Company filed an amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada increasing its authorized shares of common stock, par value $0.001 per share, from 140,000,000 shares to 350,000,000 shares. The amendment became effective March 22, 2017.

On February 16, 2016, we issued 1,250,000 shares of restricted common stock as a commitment fee to Bellridge Capital LP in connection with the securities purchase agreement entered into on December 6, 2016.

March 2017 Convertible Note. On March 14, 2017, the Company entered into a note purchase agreement which provides for the purchase of a $78,750 convertible promissory note. The note has a 5% original issue discount and bears interest at 5% per annum. The maturity date is March 14, 2018.

The Note may be prepaid in whole or in part at a 115% premium if within 120 days of the issue date or 125% after 120 days of the issue date. The Note is convertible into common stock at a 30% discount to the lowest trading price for the ten trading days immediately prior to the delivery of a conversion notice, provided that the conversion price will not be less than $0.06 per share.

The Note Purchase Agreement also provides that it is an event of default if the Company does not obtain FINRA’s approval to effectuate a 1:15 reverse stock split no later than January 15, 2017. On February 16, 2017, Bellridge agreed to extend the deadline to April 24, 2017 and that in lieu of a reverse stock split, the Company may increase its authorized shares of common stock. On March 22, 2017, the Company amended its Articles of Incorporation and increased its authorized shares from 140,000,000 to 350,000,000.

The Company also agreed to reserve the greater of (i) 1,000,000 shares of common stock or (ii) 300% of the maximum aggregate number of shares issued or issuable to Bellridge (without giving effect to any beneficial ownership restrictions).

So long as Bellridge owns the Notes and the shares issuable under the Notes, if the Company fails to satisfy certain current public information requirements under Rule 144 for more than 30 consecutive days, the Company will be required to pay liquidated damages to Bellridge in cash equal to 5% of the aggregate conversion price of the Note(s) on the day of a such failure and on every 30th day thereafter. If the Company fails to make such liquidated damages payments in a timely manner, such payments will bear interest of 1.5% per month until paid in full.

On March 14, 2017, we issued 200,000 shares of restricted common stock as a commitment fee to Bellridge Capital LP in connection with the note purchase agreement entered into on the same day.

On March 20, 2017, we issued 750,000 shares of common stock to Spirit Bear upon the conversion of 15 shares of our Series A Stock.

April Convertible Note – On April 5, 2017, the Company entered into a convertible note agreement. We issued 300,000 inducement shares of restricted common stock and received $150,000, with an original issue discount of $15,000 in lieu of interest, for a total amount of $165,000 due on November 5, 2017. At the holder’s option, a portion or all of the unpaid principal and interest may be converted into shares of our common stock at $0.10 per share. In the event of default, the outstanding balance will increase by 25% and a daily penalty of $100 will accrue until the default is remedied.

On April 6, 2017, we issued 600,000 shares of common stock to Sprit Bear upon the conversion of 12 shares of our Series A Stock.